Regulatory Requirements and Restrictions - Regulatory Capital (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Core Capital Elements Limit For Internationally Active Bank Holding Companies In Percentage	15.00%
Tier One, Actual Ratio	4.00%
In Text Details [Abstract]
Incremental Rate for Phase-in Period For Capital Deductions	20.00%
Systematically Important Financial Institution Additional Tier 1 Common Equity Percent, Certain Circumstance	3.50%
Bank of America Corporation [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Common, Ratio	9.86%		8.60%
Tier 1 Common, Amount	$ 126,690		$ 125,139
Tier One, Actual Ratio	12.40%		11.24%
Tier One, Actual Amount	159,232		163,626
Tier One, Minimum Required	51,379	[1]	58,238	[1]
Total, Ratio	16.75%		15.77%
Total, Actual Amount	215,101		229,594
Total, Minimum Required	102,757	[1]	116,476	[1]
Tier One Leverage, Actual Ratio	7.53%		7.21%
Tier One Leverage, Actual Amount	159,232		163,626
Tier One Leverage, Minimum Required	84,557	[1]	90,811	[1]
Bank of America, N.A. [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One, Actual Ratio	11.74%		10.78%
Tier One, Actual Amount	119,881		114,345
Tier One, Minimum Required	40,830	[1]	42,416	[1]
Total, Ratio	15.17%		14.26%
Total, Actual Amount	154,885		151,255
Total, Minimum Required	81,661	[1]	84,831	[1]
Tier One Leverage, Actual Ratio	8.65%		7.83%
Tier One Leverage, Actual Amount	119,881		114,345
Tier One Leverage, Minimum Required	55,454	[1]	58,391	[1]
FIA Card Services, N.A. [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One, Actual Ratio	17.63%		15.30%
Tier One, Actual Amount	24,660		25,589
Tier One, Minimum Required	5,596	[1]	6,691	[1]
Total, Ratio	19.01%		16.94%
Total, Actual Amount	26,594		28,343
Total, Minimum Required	11,191	[1]	13,383	[1]
Tier One Leverage, Actual Ratio	14.22%		13.21%
Tier One Leverage, Actual Amount	24,660		25,589
Tier One Leverage, Minimum Required	$ 6,935	[1]	$ 7,748	[1]
Minimum [Member]
In Text Details [Abstract]
Systematically Important Financial Institution Additional Tier 1 Common Equity Percent	1.00%
Maximum [Member]
In Text Details [Abstract]
Systematically Important Financial Institution Additional Tier 1 Common Equity Percent	2.50%

[1]	Dollar amount required to meet guidelines for adequately capitalized institutions.